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November 24, 2021	Gary E. Brooks T +1 202 508 4876 gary.brooks@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:    PIMCO Access Income Fund

Registration Statement on Form N-2

File Nos. 333-260155 and 811-23749

Ladies and Gentlemen:

On behalf of PIMCO Access Income Fund, a Massachusetts business trust (the “Fund”), we are today filing a Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), in part to respond to comments from the staff of the Securities and Exchange Commission with respect to the Registration Statement on Form N-2 filed on October 8, 2021.

No fees are required in connection with this filing. Please direct any questions or comments regarding this filing to me at (202) 508-4876 or to Nathan Briggs at (202) 636-3909. Thank you for your attention in this matter.

Very truly yours,

/s/ Gary E. Brooks

Gary E. Brooks

cc:    Wu-Kwan Kit, Esq.

Timothy A. Bekkers, Esq.

David C. Sullivan, Esq.

Nathan Briggs, Esq.

Jordan Shapiro, Esq.